                                 ANNUAL REPORT

                                  May 31, 2002

                                    BADGLEY
                                     FUNDS,
                                      INC.

         [BADGLEY GROWTH FUND LOGO] Badgley Growth Fund

         [BADGLEY BALANCED FUND LOGO] Badgley Balanced Fund

                              [BADGLEY FUNDS LOGO]

                              www.badgleyfunds.com

                                 ANNUAL REPORT

                                  May 31, 2002

                              [BADGLEY FUNDS LOGO]

                              BADGLEY FUNDS, INC.

                           [BADGLEY GROWTH FUND LOGO]
                              Badgley Growth Fund
                                  Ticker BMFGX

                          [BADGLEY BALANCED FUND LOGO]

                             Badgley Balanced Fund
                                  Ticker BMFBX

         P.O. Box 701, Milwaukee, Wisconsin 53201-0701 - 1-877-BADGLEY
                              WWW.BADGLEYFUNDS.COM

TABLE OF CONTENTS

-------------------------------------------------
3     LETTER TO SHAREHOLDERS
-------------------------------------------------
4     PERFORMANCE GRAPHS
-------------------------------------------------
6     STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------
7     STATEMENT OF OPERATIONS
-------------------------------------------------
8     STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------
10    FINANCIAL HIGHLIGHTS
-------------------------------------------------
12    SCHEDULE OF INVESTMENTS
-------------------------------------------------
21    NOTES TO THE FINANCIAL STATEMENTS
-------------------------------------------------
25    REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------
26    DIRECTORS AND OFFICERS
-------------------------------------------------

 2  BADGLEY FUNDS ANNUAL REPORT

                              BADGLEY FUNDS, INC.

                                 ANNUAL REPORT
                                  May 31, 2002

DEAR FELLOW SHAREHOLDERS:

    Thank you for your investment in the Badgley Funds, Inc. We sincerely appreciate the trust and confidence you continue to place in our mutual funds.

    This Annual Report reviews the activities of the Badgley Growth Fund (BMFGX) and the Badgley Balanced Fund (BMFBX) for the twelve months ending May 31, 2002. As they have done since the inception of our Funds in 1998, PricewaterhouseCoopers LLP audited our financial statements.

PERFORMANCE REMAINS IN LINE.

    As detailed in this annual report, performance of both the Badgley Balanced Fund and the Badgley Growth Fund over the last year ended in line with the market. The total returns for the Funds were -4.44% and -14.79%, respectively. This performance compares with our benchmarks for the same period, which are the S&P 500 (-13.85%) and the Lehman Brothers Govt-Credit Intermediate Index (7.64%). Please see the graphs in the following pages for more performance information.

    Annualized portfolio turnover rates rose compared to last year, although they remain significantly lower than comparable growth and balanced mutual funds. Turnover rates, which have an impact on taxable accounts, were 35.98% (Badgley Balanced Fund) and 39.51% (Badgley Growth Fund).

FUND OBJECTIVES CONSISTENT.

    The investment objective of the Badgley Growth Fund remains long-term capital appreciation while that of the Badgley Balanced Fund remains long-term capital appreciation and income. Over the last twelve months your Fund managers have consistently upheld these investment objectives by continuing to invest in the stock of companies that exhibit consistent and predictable earnings growth, solid balance sheets, market dominance and strong management. In addition, the Badgley Balanced Fund continues to meet its objectives by investing in intermediate duration bonds characterized by high credit quality, liquidity and higher relative values.

DEDICATED BADGLEY FUNDS TEAM.

    As reported last year, behind the numbers in this report remains a dedicated team that manages your Funds to meet shareholder investment objectives. The heart of our team is the four-person, seasoned Institutional Services Committee
(ISC) of Badgley, Phelps and Bell, Inc. (BP&B), our Investment Advisor. Each member of the ISC is an employee/shareholder at BP&B and the team includes the Advisor's Director of Research, Chief Investment Officer and Fixed Income Manager. This team continues to bring experience, consistency and investment discipline to the shareholders of the Badgley Funds. For more information, please review the professional profiles of the ISC team at www.badgleyfunds.com as well as in your prospectus.

    Thank you for investing in the Badgley Funds. We welcome your comments, suggestions and questions. Please contact us toll free at 1.877.223.4539, in writing or via email.

Sincerely,

/s/ Scott R. Vokey
SCOTT R. VOKEY
President
scottv@badgley.com

/s/ Lisa P. Gguzman
LISA P. GUZMAN
Treasurer and Secretary
lisag@badgley.com

                                                 BADGLEY FUNDS ANNUAL REPORT   3

                              BADGLEY FUNDS, INC.
                                 ANNUAL REPORT
                                  May 31, 2002

[BADGLEY BALANCED FUND LOGO]
[BALANCED FUND GRAPH]

                                                                                                             LEHMAN BROTHERS
                                                                                                        INTERMEDIATE GOVT./CREDIT
                                                  BADGLEY BALANCED FUND              S&P 500                   BOND INDEX
                                                  ---------------------              -------            -------------------------
06/01/98                                                10000.00                    10000.00                    10000.00
                                                         9100.08                     8499.72                    10203.80
11/30/98                                                10308.60                    10372.20                    10448.60
                                                        10665.20                    11073.40                    10393.30
05/31/99                                                10865.80                    11680.20                    10422.40
                                                        10923.30                    11884.60                    10428.60
11/30/99                                                11323.10                    12540.60                    10566.30
                                                        11352.60                    12373.80                    10580.00
05/31/00                                                11869.10                    12905.90                    10682.60
                                                        12676.20                    13826.10                    11083.20
11/30/00                                                12385.90                    12012.10                    11388.00
                                                        12000.70                    11359.90                    11899.40
05/31/01                                                12003.10                    11543.90                    12026.70
                                                        11527.80                    10454.10                    12445.20
11/30/01                                                11633.90                    10545.10                    12707.80
                                                        11580.40                    10280.40                    12804.40
05/31/02                                                11470.30                     9946.30                    12946.50

THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 6/25/98 (COMMENCEMENT OF OPERATIONS). RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THIS CHART AND THE TABLE BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEHMAN BROTHERS INTERMEDIATE GOVT./CORP. BOND INDEX--An unmanaged market value-weighted index composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). All issues have maturities between one and ten years and outstanding par value of at least $150 million.

S&P 500 INDEX--An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

For the period 6/25/98 through 6/30/98 the returns for the S&P 500 index and the Lehman Brother Intermediate Govt./Corp. Bond index were calculated by prorating the total return for 6/30/98.

                             AVERAGE ANNUAL TOTAL RETURN THROUGH MAY 31, 2002
                                                      SINCE INCEPTION
                                      ONE YEAR         JUNE 25, 1998
                                      -------------------------------
Badgley Balanced Fund                   -4.44%             3.55%
S&P 500                                -13.85%            -0.14%
Lehman Brothers Intermediate
Gov't./Corp. Bond Index                  7.64%             6.78%

 4  BADGLEY FUNDS ANNUAL REPORT

                              BADGLEY FUNDS, INC.
                                 ANNUAL REPORT
                                  May 31, 2002

[BADGLEY GROWTH FUND LOGO]
[GROWTH FUND GRAPH]

                                                                    BADGLEY GROWTH FUND                      S&P 500
                                                                    -------------------                      -------
06/01/98                                                                 10000.00                           10000.00
                                                                          8059.81                            8499.72
11/30/98                                                                 10119.90                           10372.20
                                                                         10962.90                           11073.40
05/31/99                                                                 11465.00                           11680.20
                                                                         11615.20                           11884.60
11/30/99                                                                 12307.40                           12540.60
                                                                         12429.30                           12373.80
05/31/00                                                                 13283.20                           12905.90
                                                                         14608.80                           13826.10
11/30/00                                                                 13595.00                           12012.10
                                                                         12249.10                           11359.90
05/31/01                                                                 12148.60                           11543.90
                                                                         10863.30                           10454.10
11/30/01                                                                 10782.90                           10545.10
                                                                         10642.70                           10280.40
05/31/02                                                                 10351.10                            9946.30

THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 6/25/98 (COMMENCEMENT OF OPERATIONS). RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THIS CHART AND THE TABLE BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

S&P 500 INDEX--An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

For the period 6/25/98 through 6/30/98 the return for the S&P 500 index was calculated by prorating the return for 6/30/98.

                          AVERAGE ANNUAL TOTAL RETURN THROUGH MAY 31, 2002
                                                   SINCE INCEPTION
                                   ONE YEAR         JUNE 25, 1998
                                   -------------------------------
Badgley Growth Fund                 -14.79%             0.88%
S&P 500                             -13.85%            -0.14%

                                                 BADGLEY FUNDS ANNUAL REPORT   5

                              BADGLEY FUNDS, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                  May 31, 2002

                                                             BALANCED FUND           GROWTH FUND
----------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market value (cost of $26,660,493 and
  $16,248,422, respectively)                                 $  28,404,224           $17,553,778
Dividends receivable                                                 5,624                 6,830
Interest receivable                                                230,366                   711
Organization costs, net of accumulated amortization                  5,581                 5,580
Receivable for securities sold                                     299,271               352,120
Receivable for fund shares purchased                                    --                   250
Other assets                                                        19,638                19,171
----------------------------------------------------------------------------------------------------
    Total assets                                                28,964,704            17,938,440
----------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for securities purchased                                   286,523               346,808
Accrued expenses and other liabilities                              78,316                47,108
Payable to Adviser                                                  11,795                 4,700
----------------------------------------------------------------------------------------------------
    Total liabilities                                              376,634               398,616
----------------------------------------------------------------------------------------------------
NET ASSETS                                                   $  28,588,070           $17,539,824
====================================================================================================
NET ASSETS CONSIST OF:
Capital stock                                                $  29,161,171           $19,709,448
Accumulated undistributed net investment income                     93,401                    --
Accumulated net realized loss on investments                    (2,410,233)           (3,474,980)
Net unrealized appreciation on investments                       1,743,731             1,305,356
----------------------------------------------------------------------------------------------------
    Total net assets                                         $  28,588,070           $17,539,824
====================================================================================================
Shares outstanding (par value of $.01, 500,000,000 shares
  authorized)                                                    2,683,218             1,701,108
====================================================================================================
Net Asset Value, Redemption Price and Offering Price Per
  Share                                                      $       10.65           $     10.31
====================================================================================================

 6  BADGLEY FUNDS ANNUAL REPORT            See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                            STATEMENT OF OPERATIONS
                        For the Year Ended May 31, 2002

                                                             BALANCED FUND           GROWTH FUND
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income (net of withholding tax of $905 and $544,
  respectively)                                              $     113,662           $   133,737
Interest income                                                    823,834                10,285
----------------------------------------------------------------------------------------------------
    Total investment income                                        937,496               144,022
----------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                           263,860               175,775
Distribution fees                                                   73,295                43,944
Shareholder servicing and accounting fees                           52,112                48,919
Administration fees                                                 30,022                30,194
Professional fees                                                   28,824                29,554
Federal and state registration fees                                 20,112                19,573
Custody fees                                                        14,784                16,152
Reports to shareholders                                              5,576                11,375
Amortization of organization costs                                   5,246                 5,245
Directors' fees and expenses                                         3,389                 3,469
Other                                                                7,397                 7,018
----------------------------------------------------------------------------------------------------
Total expenses before waiver and reimbursement                     504,617               391,218
Less: Waiver of expenses and reimbursement from Adviser           (123,485)             (127,555)
----------------------------------------------------------------------------------------------------
    Net expenses                                                   381,132               263,663
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       556,364              (119,641)
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                                (1,651,928)           (2,676,201)
Change in unrealized appreciation (depreciation) on
  investments                                                     (232,467)             (237,121)
----------------------------------------------------------------------------------------------------
    Net realized and unrealized loss on investments             (1,884,395)           (2,913,322)
----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS         $  (1,328,031)          $(3,032,963)
====================================================================================================

See Notes to the Financial Statements            BADGLEY FUNDS ANNUAL REPORT   7

                              BADGLEY FUNDS, INC.
                       STATEMENT OF CHANGES IN NET ASSETS

BADGLEY BALANCED FUND

                                                              YEAR ENDED             YEAR ENDED
                                                             MAY 31, 2002           MAY 31, 2001
----------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                        $    556,364           $    572,353
Net realized loss on investments                               (1,651,928)              (654,220)
Change in unrealized appreciation (depreciation) on
  investments                                                    (232,467)               197,587
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                               (1,328,031)               115,720
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                       (559,147)              (564,043)
From net realized gains                                                --                 (5,074)
----------------------------------------------------------------------------------------------------
    Total dividends and distributions                            (559,147)              (569,117)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                       3,057,840              7,715,008
Proceeds from shares issued to holders in reinvestment of
  dividends                                                       517,711                526,142
Cost of shares redeemed                                        (3,117,486)            (2,056,656)
----------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from capital share
      transactions                                                458,065              6,184,494
----------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        (1,429,113)             5,731,097
NET ASSETS:
Beginning of year                                              30,017,183             24,286,086
----------------------------------------------------------------------------------------------------
End of year (including undistributed net investment income
  of $93,401 and $92,770, respectively)                      $ 28,588,070           $ 30,017,183
====================================================================================================

 8  BADGLEY FUNDS ANNUAL REPORT            See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
BADGLEY GROWTH FUND

                                                              YEAR ENDED             YEAR ENDED
                                                             MAY 31, 2002           MAY 31, 2001
----------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                          $   (119,641)          $   (114,941)
Net realized loss on investments                               (2,676,201)              (731,933)
Change in unrealized appreciation (depreciation) on
  investments                                                    (237,121)              (765,718)
----------------------------------------------------------------------------------------------------
    Net decrease in net assets resulting from operations       (3,032,963)            (1,612,592)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                       7,472,823              9,680,076
Cost of shares redeemed                                        (5,684,359)            (1,534,585)
----------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from capital share
      transactions                                              1,788,464              8,145,491
----------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        (1,244,499)             6,532,899
NET ASSETS:
Beginning of year                                              18,784,323             12,251,424
----------------------------------------------------------------------------------------------------
End of year                                                  $ 17,539,824           $ 18,784,323
====================================================================================================

See Notes to the Financial Statements            BADGLEY FUNDS ANNUAL REPORT   9

                              BADGLEY FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
               For a fund share outstanding throughout the period
BADGLEY BALANCED FUND

                                                                                                    JUNE 25, 1998(1)
                                            YEAR ENDED         YEAR ENDED         YEAR ENDED            THROUGH
                                           MAY 31, 2002       MAY 31, 2001       MAY 31, 2000         MAY 31, 1999
------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period       $       11.36      $       11.47      $       10.69      $         10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                           0.21               0.24               0.20                 0.18
    Net realized and unrealized gain
      (loss) on investments                        (0.71)             (0.11)              0.78                 0.68
------------------------------------------------------------------------------------------------------------------------
         Total from investment
           operations                              (0.50)              0.13               0.98                 0.86
------------------------------------------------------------------------------------------------------------------------
Less:
Dividends from net investment income               (0.21)             (0.24)             (0.20)               (0.17)
Distributions from net realized gains                 --              (0.00)(2)             --                   --
------------------------------------------------------------------------------------------------------------------------
         Total dividends and
           distributions                           (0.21)             (0.24)             (0.20)               (0.17)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $       10.65      $       11.36      $       11.47      $         10.69
========================================================================================================================
TOTAL RETURN                                       -4.44%              1.13%              9.23%                8.66%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                  $  28,588,070      $  30,017,183      $  24,286,086      $    16,524,409
Ratio of net expenses to average net
  assets:
    Before expense reimbursement                    1.72%              1.80%              1.98%                3.83%(4)
    After expense reimbursement                     1.30%              1.30%              1.30%                1.30%(4)
Ratio of net investment income to
  average net assets:
    Before expense reimbursement                    1.48%              1.57%              1.24%               (0.80)%(4)
    After expense reimbursement                     1.90%              2.07%              1.92%                1.73%(4)
Portfolio turnover rate                            35.98%             35.70%             28.78%               16.17%
========================================================================================================================

(1) Commencement of operations.
(2) Dividend amount less than $0.01 per share.
(3) Not annualized.
(4) Annualized.

 10 BADGLEY FUNDS ANNUAL REPORT            See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
               For a fund share outstanding throughout the period
BADGLEY GROWTH FUND

                                                                                                JUNE 25, 1998(1)
                                           YEAR ENDED        YEAR ENDED        YEAR ENDED           THROUGH
                                          MAY 31, 2002      MAY 31, 2001      MAY 31, 2000        MAY 31, 1999
--------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period      $      12.10      $      13.23      $      11.42       $        10.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment loss                          (0.07)            (0.07)            (0.08)               (0.02)
    Net realized and unrealized gain
      (loss) on investments                      (1.72)            (1.06)             1.89                 1.48
--------------------------------------------------------------------------------------------------------------------
         Total from investment operations        (1.79)            (1.13)             1.81                 1.46
--------------------------------------------------------------------------------------------------------------------
Less:
Dividends from net investment income                --                --             (0.00)(2)            (0.04)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $      10.31      $      12.10      $      13.23       $        11.42
====================================================================================================================
TOTAL RETURN                                    -14.79%            -8.54%            15.86%               14.65%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                 $ 17,539,824      $ 18,784,323      $ 12,251,424       $    6,503,740
Ratio of net expenses to average net
  assets:
    Before expense reimbursement                  2.23%             2.33%             2.84%                6.12%(4)
    After expense reimbursement                   1.50%             1.50%             1.50%                1.50%(4)
Ratio of net investment loss to average
  net assets:
    Before expense reimbursement                 (1.41)%           (1.57)%           (2.06)%              (5.22)%(4)
    After expense reimbursement                  (0.68)%           (0.74)%           (0.72)%              (0.60)%(4)
Portfolio turnover rate                          39.51%            27.21%            25.88%               30.28%
====================================================================================================================

(1) Commencement of operations.
(2) Dividend amount less than $0.01 per share.
(3) Not annualized.
(4) Annualized.

See Notes to the Financial Statements            BADGLEY FUNDS ANNUAL REPORT  11

                              BADGLEY FUNDS, INC.
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2002

BADGLEY BALANCED FUND

NUMBER OF
  SHARES                                                                      VALUE
------------------------------------------------------------------------------------------
             COMMON STOCKS -- 49.4%
             Advertising -- 1.9%
     6,400   Omnicom Group Inc.                                            $   552,768
------------------------------------------------------------------------------------------
             Bank & Bank Holding Co. -- 1.3%
     5,700   Fifth Third Bancorp                                               371,469
------------------------------------------------------------------------------------------
             Chemical -- Specialty -- 1.9%
    11,625   Ecolab Inc.                                                       554,280
------------------------------------------------------------------------------------------
             Consumer Finance -- 1.9%
    14,775   MBNA Corporation                                                  535,003
------------------------------------------------------------------------------------------
             Department Stores -- 1.4%
     5,325   Kohl's Corporation*                                               399,375
------------------------------------------------------------------------------------------
             Diversified Conglomerates -- 1.2%
    11,050   General Electric Company                                          344,097
------------------------------------------------------------------------------------------
             Drugs -- 3.1%
     7,450   Johnson & Johnson                                                 457,058
    12,400   Pfizer Inc.                                                       429,040
------------------------------------------------------------------------------------------
                                                                               886,098
------------------------------------------------------------------------------------------
             Financials -- Diversified -- 1.7%
    10,450   State Street Corporation                                          485,507
------------------------------------------------------------------------------------------
             Financial Services -- 2.0%
     7,100   Fannie Mae                                                        568,071
------------------------------------------------------------------------------------------
             Food & Beverage -- 1.8%
    10,125   PepsiCo, Inc.                                                     526,297
------------------------------------------------------------------------------------------
             Food Wholesale Distribution -- 1.8%
    18,875   SYSCO Corporation                                                 525,669
------------------------------------------------------------------------------------------
             Freight Transportation -- 1.7%
     7,975   United Parcel Service, Inc.                                       481,531
------------------------------------------------------------------------------------------

 12 BADGLEY FUNDS ANNUAL REPORT            See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  May 31, 2002

BADGLEY BALANCED FUND

NUMBER OF
  SHARES                                                                      VALUE
------------------------------------------------------------------------------------------
             Insurance -- Multi -- 2.8%
    10,350   AFLAC Corporation                                             $   332,856
     6,800   American International Group, Inc.                                455,396
------------------------------------------------------------------------------------------
                                                                               788,252
------------------------------------------------------------------------------------------
             Medical -- Wholesale Drug Dist. -- 2.1%
     9,100   Cardinal Health, Inc.                                             604,786
------------------------------------------------------------------------------------------
             Networking Equipment -- 2.3%
    22,775   Cisco Systems, Inc.*                                              359,390
    10,575   Dell Computers                                                    283,939
------------------------------------------------------------------------------------------
                                                                               643,329
------------------------------------------------------------------------------------------
             Restaurants -- 2.0%
    23,000   Starbucks Corporation*                                            558,440
------------------------------------------------------------------------------------------
             Retail -- Discount -- 2.6%
     5,175   Colgate Palmolive Co.                                             280,485
    11,450   Costco Wholesale Corporation*                                     449,642
------------------------------------------------------------------------------------------
                                                                               730,127
------------------------------------------------------------------------------------------
             Retail -- Home Improvement -- 1.7%
    11,850   The Home Depot, Inc.                                              494,026
------------------------------------------------------------------------------------------
             Semiconductors -- 1.0%
    10,325   Texas Instruments Incorporated                                    296,018
------------------------------------------------------------------------------------------
             Services -- Data Processing -- 4.3%
     7,700   Automatic Data Processing, Inc.                                   399,784
    17,150   Concord EFS, Inc.*                                                536,280
     8,350   Paychex, Inc.                                                     289,327
------------------------------------------------------------------------------------------
                                                                             1,225,391
------------------------------------------------------------------------------------------
             Services -- Diversified -- 1.8%
     9,675   Cintas Corporation                                                505,132
------------------------------------------------------------------------------------------

See Notes to the Financial Statements            BADGLEY FUNDS ANNUAL REPORT  13

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  May 31, 2002

BADGLEY BALANCED FUND

NUMBER OF
  SHARES                                                                      VALUE
------------------------------------------------------------------------------------------
             Software -- 1.5%
     8,625   Microsoft Corporation*                                        $   439,099
------------------------------------------------------------------------------------------
             Surgical/Medical Instruments -- 3.0%
     6,400   Baxter International Inc.                                         343,680
    11,300   Medtronic, Inc.                                                   521,495
------------------------------------------------------------------------------------------
                                                                               865,175
------------------------------------------------------------------------------------------
             Telecommunications Equipment -- 1.4%
    13,150   Nokia Oyj -- ADR                                                  182,522
     6,800   QUALCOMM Inc.*                                                    215,152
------------------------------------------------------------------------------------------
                                                                               397,674
------------------------------------------------------------------------------------------
             Telecommunications Services -- 1.2%
    10,125   SBC Communications Inc.                                           347,186
------------------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (COST $12,922,081)                         14,124,800
------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
------------------------------------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- 23.8%
             Chemicals -- Diversified -- 0.9%
$  250,000   E. I. du Pont de Nemours
             6.875%, 10/15/09                                                  268,999
------------------------------------------------------------------------------------------
             Chemical -- Specialty -- 1.4%
   400,000   Ecolab Inc.
             6.875%, 2/1/11                                                    401,756
------------------------------------------------------------------------------------------
             Computers -- 0.7%
   200,000   IBM Corporation
             5.375%, 2/1/09                                                    196,790
------------------------------------------------------------------------------------------

 14 BADGLEY FUNDS ANNUAL REPORT            See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  May 31, 2002

BADGLEY BALANCED FUND

PRINCIPAL
AMOUNT                                                                        VALUE
------------------------------------------------------------------------------------------
             Diversified Finance Services -- 4.5%
$  500,000   Citigroup Inc.
             7.250%, 10/1/10                                               $   542,579
   675,000   General Electric Capital Corporation
             7.375%, 1/19/10                                                   735,016
------------------------------------------------------------------------------------------
                                                                             1,277,595
------------------------------------------------------------------------------------------
             Electric -- 0.5%
   140,000   Emerson Electric Corporation
             7.875%, 6/1/05                                                    153,038
------------------------------------------------------------------------------------------
             Finance -- Auto Loans -- 1.8%
   500,000   Ford Motor Credit Company
             7.500%, 3/15/05                                                   524,765
------------------------------------------------------------------------------------------
             Finance Investment Banker/Broker -- 1.7%
   475,000   Merrill Lynch & Co., Inc.
             6.000%, 11/15/04                                                  494,313
------------------------------------------------------------------------------------------
             Food Wholesale Distribution -- 1.9%
   500,000   SYSCO Corporation
             7.000%, 5/01/06                                                   534,840
------------------------------------------------------------------------------------------
             Insurance -- 1.8%
   500,000   Washington Mutual Inc.
             5.625%, 1/15/07                                                   502,815
------------------------------------------------------------------------------------------
             Medical -- Drugs -- 1.8%
   500,000   Abbott Laboratories
             5.625%, 7/1/06                                                    515,483
------------------------------------------------------------------------------------------
             Multimedia -- 1.6%
   425,000   Walt Disney Co.
             7.300%, 2/28/05                                                   451,247
------------------------------------------------------------------------------------------
             Retail -- Discount -- 1.5%
   400,000   Costco Wholesale Corporation
             7.125%, 6/15/05                                                   430,648
------------------------------------------------------------------------------------------

See Notes to the Financial Statements            BADGLEY FUNDS ANNUAL REPORT  15

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  May 31, 2002

BADGLEY BALANCED FUND

PRINCIPAL
AMOUNT                                                                        VALUE
------------------------------------------------------------------------------------------
             Retail -- Home Improvement -- 1.8%
$  500,000   The Home Depot, Inc.
             5.375%, 4/01/06                                               $   512,722
------------------------------------------------------------------------------------------
             Telecommunications Services -- 1.9%
   500,000   SBC Communications Inc.
             6.625%, 7/15/07                                                   529,729
------------------------------------------------------------------------------------------
             TOTAL CORPORATE BONDS AND NOTES (COST $6,585,817)               6,794,740
------------------------------------------------------------------------------------------
             GOVERNMENT SECURITIES -- 24.9%
             GOVERNMENT NOTES -- 13.2%
             US Treasury Notes:
   355,000   6.500%, 2/15/10                                                   391,457
   475,000   5.500%, 2/28/03                                                   486,930
   500,000   7.250%, 8/15/04                                                   541,445
   700,000   6.500%, 8/15/05                                                   757,231
   750,000   5.625%, 2/15/06                                                   792,773
   250,000   5.500%, 2/15/08                                                   262,305
   500,000   6.000%, 8/15/09                                                   535,879
------------------------------------------------------------------------------------------
             TOTAL GOVERNMENT NOTES (COST $3,608,871)                        3,768,020
------------------------------------------------------------------------------------------
             GOVERNMENT AGENCY -- 11.7%
             Federal National Mortgage Association (FNMA) -- 4.5%
   550,000   7.125%, 2/15/05                                                   596,710
   625,000   6.625%, 9/15/09                                                   674,693
------------------------------------------------------------------------------------------
                                                                             1,271,403
------------------------------------------------------------------------------------------
             Federal Home Loan Mortgage (FHLMC) -- 7.2%
 1,050,000   7.100%, 4/10/07                                                 1,158,876
   875,000   5.250%, 1/15/06                                                   904,191
------------------------------------------------------------------------------------------
                                                                             2,063,067
------------------------------------------------------------------------------------------
             TOTAL GOVERNMENT AGENCY (COST $3,161,529)                       3,334,470
------------------------------------------------------------------------------------------
             TOTAL GOVERNMENT SECURITIES (COST $6,770,400)                   7,102,490
------------------------------------------------------------------------------------------

 16 BADGLEY FUNDS ANNUAL REPORT            See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  May 31, 2002

BADGLEY BALANCED FUND

PRINCIPAL
AMOUNT                                                                        VALUE
------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS -- 1.3%
             Variable Rate Demand Notes**
$  382,194   Firstar Bank Demand Note, 1.590%                              $   382,194
------------------------------------------------------------------------------------------
             TOTAL SHORT-TERM INVESTMENTS (COST $382,194)                      382,194
------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 99.4%
             (COST $26,660,493)                                             28,404,224
------------------------------------------------------------------------------------------
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%                     183,846
------------------------------------------------------------------------------------------
             TOTAL NET ASSETS -- 100.0%                                    $28,588,070
==========================================================================================

  * --Non-income producing security.
 ** --Variable rate security. The rates listed are as of May 31, 2002. ADR --American Depository Receipt.

See Notes to the Financial Statements            BADGLEY FUNDS ANNUAL REPORT  17

                              BADGLEY FUNDS, INC.
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2002

BADGLEY GROWTH FUND

NUMBER OF
 SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
            COMMON STOCKS -- 97.6%
            Advertising. -- 3.8%
    7,750   Omnicom Group Inc.                                            $   669,367
-----------------------------------------------------------------------------------------
            Bank & Bank Holding Co. -- 2.5%
    6,825   Fifth Third Bancorp                                               444,785
-----------------------------------------------------------------------------------------
            Chemical -- Specialty -- 3.8%
   14,000   Ecolab Inc.                                                       667,520
-----------------------------------------------------------------------------------------
            Consumer Finance -- 3.7%
   17,875   MBNA Corporation                                                  647,254
-----------------------------------------------------------------------------------------
            Department Stores -- 2.7%
    6,450   Kohl's Corporation*                                               483,750
-----------------------------------------------------------------------------------------
            Diversified Conglomerates -- 2.4%
   13,400   General Electric Company                                          417,276
-----------------------------------------------------------------------------------------
            Drugs -- 6.1%
    9,025   Johnson & Johnson                                                 553,684
   15,050   Pfizer Inc.                                                       520,730
-----------------------------------------------------------------------------------------
                                                                            1,074,414
-----------------------------------------------------------------------------------------
            Financials Diversified -- 3.3%
   12,450   State Street Corporation                                          578,427
-----------------------------------------------------------------------------------------
            Financial Services -- 3.9%
    8,600   Fannie Mae                                                        688,086
-----------------------------------------------------------------------------------------
            Food & Beverage -- 3.7%
   12,375   PepsiCo, Inc.                                                     643,252
-----------------------------------------------------------------------------------------
            Food Wholesale Distribution -- 3.7%
   23,050   SYSCO Corporation                                                 641,942
-----------------------------------------------------------------------------------------
            Freight Transportation -- 3.4%
    9,775   United Parcel Service, Inc.                                       590,214
-----------------------------------------------------------------------------------------

 18 BADGLEY FUNDS ANNUAL REPORT            See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  May 31, 2002

BADGLEY GROWTH FUND

NUMBER OF
 SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
            Insurance -- Multi -- 5.5%
   12,500   AFLAC Corporation                                             $   402,000
    8,300   American International Group, Inc.                                555,851
-----------------------------------------------------------------------------------------
                                                                              957,851
-----------------------------------------------------------------------------------------
            Medical -- Wholesale Drug Dist. -- 4.2%
   11,000   Cardinal Health, Inc.                                             731,060
-----------------------------------------------------------------------------------------
            Networking Equipment -- 4.4%
   27,200   Cisco Systems, Inc.*                                              429,216
   12,800   Dell Corporation                                                  343,680
-----------------------------------------------------------------------------------------
                                                                              772,896
-----------------------------------------------------------------------------------------
            Restaurants -- 3.8%
   27,300   Starbucks Corporation*                                            662,844
-----------------------------------------------------------------------------------------
            Retail -- Discount -- 5.1%
    6,450   Colgate Palmolive Co.                                             349,590
   13,850   Costco Wholesale Corporation*                                     543,890
-----------------------------------------------------------------------------------------
                                                                              893,480
-----------------------------------------------------------------------------------------
            Retail -- Home Improvement -- 3.4%
   14,200   The Home Depot, Inc.                                              591,998
-----------------------------------------------------------------------------------------
            Semiconductors -- 2.0%
   12,475   Texas Instruments Incorporated                                    357,658
-----------------------------------------------------------------------------------------
            Services -- Data Processing -- 8.5%
    9,475   Automatic Data Processing, Inc.                                   491,942
   20,650   Concord EFS, Inc.*                                                645,726
   10,350   Paychex, Inc.                                                     358,627
-----------------------------------------------------------------------------------------
                                                                            1,496,295
-----------------------------------------------------------------------------------------
            Services -- Diversified -- 3.4%
   11,550   Cintas Corporation                                                603,026
-----------------------------------------------------------------------------------------

See Notes to the Financial Statements            BADGLEY FUNDS ANNUAL REPORT  19

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  May 31, 2002

BADGLEY GROWTH FUND

NUMBER OF
 SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
            Software -- 3.1%
   10,600   Microsoft Corporation*                                        $   539,646
-----------------------------------------------------------------------------------------
            Surgical/Medical Instruments -- 6.0%
    7,700   Baxter International Inc.                                         413,490
   13,700   Medtronic, Inc.                                                   632,255
-----------------------------------------------------------------------------------------
                                                                            1,045,745
-----------------------------------------------------------------------------------------
            Telecommunications Equipment -- 2.8%
   15,525   Nokia Oyj -- ADR                                                  215,487
    8,550   QUALCOMM Inc*                                                     270,523
-----------------------------------------------------------------------------------------
                                                                              486,010
-----------------------------------------------------------------------------------------
            Telecommunications Services -- 2.4%
   12,275   SBC Communications Inc.                                           420,910
-----------------------------------------------------------------------------------------
            TOTAL COMMON STOCKS (COST $15,800,350)                         17,105,706
-----------------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT
-----------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS -- 2.5%
            Variable Rate Demand Notes**
 $448,072   Firstar Bank Demand Note, 1.590%                                  448,072
-----------------------------------------------------------------------------------------
            TOTAL SHORT-TERM INVESTMENTS (COST $448,072)                      448,072
-----------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.1%
            (COST $16,248,422)                                             17,553,778
-----------------------------------------------------------------------------------------
            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                  (13,954)
-----------------------------------------------------------------------------------------
            TOTAL NET ASSETS -- 100.0%                                    $17,539,824
=========================================================================================

  * --Non-income producing security.
 ** --Variable rate security. The rates listed are as of May 31, 2002. ADR --American Depository Receipt.

 20 BADGLEY FUNDS ANNUAL REPORT            See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                  May 31, 2002

1. ORGANIZATION

    Badgley Funds, Inc. (the "Corporation") was incorporated on April 28, 1998, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Badgley Balanced Fund (the "Balanced Fund") and the Badgley Growth Fund (the "Growth Fund") (collectively referred to as the "Funds") are separate, diversified investment portfolios of the Corporation. The principal investment objective of the Balanced Fund is to seek long-term capital appreciation and income. The principal investment objective of the Growth Fund is to seek long-term capital appreciation. The Funds commenced operations on June 25, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

    a) Investment Valuation -- Common stocks, other equity-type securities and fixed income securities with a maturity greater than 60 days are valued at the last sales price on the national securities exchange on which such securities are primarily traded. Securities traded on a national securities exchange for which there were no transactions on a given day and securities not listed on a national securities exchange are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Corporation. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value.

    b) Federal Income Taxes -- No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute substantially all of the Funds' investment company net taxable income and net realized gains to shareholders.

    c) Income and Expenses -- The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Funds in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

    d) Distributions to Shareholders -- Dividends from net investment income of the Balanced Fund are declared and paid quarterly. Dividends from net investment income of the Growth Fund are declared and paid annually. The Funds' net realized capital gains, if any, are distributed at least annually.

    e) Organization Costs -- The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $26,461 for the Balanced Fund and Growth Fund each, have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Funds' commencement of operations.

                                                 BADGLEY FUNDS ANNUAL REPORT  21

    f) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

    g) Other -- Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

3. CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the Funds for the year ended May 31, 2002, were as follows:

                                                             BALANCED FUND           GROWTH FUND
----------------------------------------------------------------------------------------------------
Shares sold                                                        280,566               670,725
Shares issued to holders in reinvestment of dividends               47,846                    --
Shares redeemed                                                   (288,259)             (522,100)
----------------------------------------------------------------------------------------------------
Net increase                                                        40,153               148,625
====================================================================================================

    Transactions in shares of the Funds for the year ended May 31, 2001, were as follows:

                                                             BALANCED FUND           GROWTH FUND
----------------------------------------------------------------------------------------------------
Shares sold                                                        655,118               742,352
Shares issued to holders in reinvestment of dividends               44,877                    --
Shares redeemed                                                   (175,202)             (115,592)
----------------------------------------------------------------------------------------------------
Net increase                                                       524,793               626,760
====================================================================================================

4. INVESTMENT TRANSACTIONS

    The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the year ended May 31, 2002, were as follows:

                                                             BALANCED FUND           GROWTH FUND
------------------------------------------------------------------------------------------------
Purchases
  U.S. Government                                            $   1,600,268           $        --
  Other                                                          9,612,323             8,519,000
Sales
  U.S. Government                                                3,191,486                    --
  Other                                                          7,066,382             6,744,009

    At May 31, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                                             BALANCED FUND           GROWTH FUND
----------------------------------------------------------------------------------------------------
Appreciation                                                 $   2,955,883           $ 2,604,111
(Depreciation)                                                  (1,562,072)           (1,795,242)
----------------------------------------------------------------------------------------------------
Net appreciation on investments                              $   1,393,811           $   808,869
====================================================================================================

 22 BADGLEY FUNDS ANNUAL REPORT

    At May 31, 2002, the cost of investments for federal income tax purposes was $27,010,413 and $16,744,909 for the Balanced Fund and the Growth Fund, respectively.

    At May 31, 2002, the Balanced Fund and the Growth Fund had accumulated net realized capital loss carryovers of $792,274 and $1,453,395, respectively. The capital loss carryovers for the Balanced Fund of $61,004, and $731,270 expire in 2009 and 2010, respectively. The capital loss carryovers for the Growth Fund of $1,864, $50,467, $57,182 and $1,343,882 expire in 2007, 2008, 2009 and 2010, respectively. In addition, the Balanced Fund and the Growth Fund realized, on a tax basis, post-October losses through May 31, 2002 of $1,268,040 and $1,525,098, respectively. These losses are not recognized for tax purposes until the first day of the following fiscal year.

    On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased, and capital stock decreased by $3,415 and $119,641 for the Balanced Fund and Growth Fund, respectively. These permanent book-to-tax differences are primarily the result of non-deductible organization costs and net operating losses.

    As of May 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                BALANCED FUND
-----------------------------------------------------------------------------
Undistributed income                                            $      93,401
Undistributed long-term gains                                              --
-----------------------------------------------------------------------------
    Total distributable earnings on a tax basis                 $      93,401
=============================================================================

    The tax characteristics of dividends paid during the year were classified as ordinary income for the Funds.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

    The Corporation has an Investment Advisory Agreement (the "Agreement") with Badgley, Phelps and Bell, Inc. (the "Adviser"), with whom certain Officers and Directors of the Corporation are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Corporation, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.90% of the Balanced Fund's average daily net assets and 1.00% of the Growth Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.

    The Adviser has agreed to waive its management fee and/or reimburse the Funds' other expenses to the extent necessary to ensure that the Balanced Fund's total operating expenses do not exceed 1.30% of its average daily net assets and that the Growth Fund's total operating expenses do not exceed 1.50% of its average daily net assets. Any such waiver or reimbursement is subject to later adjustment during the term of the Agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the period ended May 31, 2002, the Adviser waived/reimbursed expenses of $123,485 and $127,555 for the Balanced Fund and Growth Fund, respectively. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

                     YEAR OF EXPIRATION                      BALANCED FUND           GROWTH FUND
------------------------------------------------------------------------------------------------
5/31/2003                                                    $     133,024           $   127,681
5/31/2004                                                          138,359               128,792
5/31/2005                                                          123,485               127,555

                                                 BADGLEY FUNDS ANNUAL REPORT  23

    The Corporation, on behalf of each of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes it to pay Rafferty Capital Markets, Inc., an unaffiliated distributor, (the "Distributor") a distribution and shareholder servicing fee of 0.25% of each Fund's average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. During the period ended May 31, 2002, the Balanced Fund and Growth Fund incurred expenses of $73,295 and $43,944, respectively, pursuant to the 12b-1 Plan.

    U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. U.S. Bancorp Fund Services, LLC, a wholly owned limited liability company of U.S. Bancorp, serves as transfer agent, administrator and accounting services agent for the Funds.

 24 BADGLEY FUNDS ANNUAL REPORT

                       REPORT OF INDEPENDENT ACCOUNTANTS
To the Shareholders and Board of Directors of Badgley Funds, Inc.

    In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Badgley Balanced Fund and the Badgley Growth Fund (constituting Badgley Funds, Inc., hereafter referred to as the "Funds") at May 31, 2002, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
June 26, 2002

                                                 BADGLEY FUNDS ANNUAL REPORT  25

                              BADGLEY FUNDS, INC.

                             DIRECTORS AND OFFICERS

                                  MAY 31, 2002

----------------------------------------------------------------------------------------------------------
                                   POSITION    TERM OF OFFICE                                    # OF
NAME, ADDRESS*                     WITH THE     AND LENGTH OF   PRINCIPAL OCCUPATION DURING  PORTFOLIOS IN
AND AGE                           CORPORATION    TIME SERVED          PAST FIVE YEARS        FUND COMPLEX
----------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------
 Graham S. Anderson**, 69          Director    Indefinite term  Retired. Formerly Chairman         2
                                               since 1999.      and Chief Executive Officer
                                                                of Pettit-Morry Co.
----------------------------------------------------------------------------------------------------------
 Frank S. Bayley**, 62             Director    Indefinite term  Of Counsel, formerly               2
                                               since 1998.      Partner, Baker & McKenzie.
----------------------------------------------------------------------------------------------------------
 Madelyn B. Smith**, 70            Director    Indefinite term  Retired. Formerly Financial        2
                                               since 1998.      Analyst/ Portfolio Manager,
                                                                Frank Russell Co., Inc.
----------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------
 J. Kevin Callaghan***, 44         Director    Indefinite term  Investment Counselor,              2
                                               since 1998.      Badgley, Phelps and Bell,
                                                                Inc.
----------------------------------------------------------------------------------------------------------
 Steven C. Phelps***, 41           Director    Indefinite term  Investment Counselor,              2
                                               since 1998.      Badgley, Phelps and Bell,
                                                                Inc.
----------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------
 Lisa P. Guzman, 47                Secretary   Indefinite term  Administrative Manager,
                                      and      since 1998.      Badgley, Phelps and Bell,
                                   Treasurer                    Inc.                               2
----------------------------------------------------------------------------------------------------------
 Scott R. Vokey, 47                President   Indefinite term  General Counsel and                2
                                               since 2000.      Director of Private Capital
                                                                Development, Badgley,
                                                                Phelps and Bell, Inc.;
                                                                Independent Consultant;
                                                                Associate General Counsel,
                                                                Westin Hotels and Resorts.
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------

NAME, ADDRESS*
AND AGE                           OTHER DIRECTORSHIPS HELD
--------------------------------------------------------
DISINTERESTED DIRECTORS
--------------------------------------------------------
 Graham S. Anderson**, 69         Director, Tully's Coffee
                                  Co.; Director, The
                                  Commerce Bank.
--------------------------------------------------------
 Frank S. Bayley**, 62            Director and
                                  Co-Chairman, C.D.
                                  Stimson Company;
                                  Trustee, AIM Funds;
                                  Director, Korean-
                                  American Chamber of
                                  Commerce of Northern
                                  California; Trustee and
                                  Treasurer, San Francisco
                                  Performances; Trustee,
                                  Seattle Art Museum.
--------------------------------------------------------
 Madelyn B. Smith**, 70           Advisory Board Member,
                                  Marvin and Palmer
                                  Associates, Inc.
--------------------------------------------------------
INTERESTED DIRECTORS
--------------------------------------------------------
 J. Kevin Callaghan***, 44        Director, Badgley,
                                  Phelps and Bell, Inc.
--------------------------------------------------------
 Steven C. Phelps***, 41          Director, Badgley,
                                  Phelps and Bell, Inc.
--------------------------------------------------------
OFFICERS
--------------------------------------------------------
 Lisa P. Guzman, 47               Director, Badgley,
                                  Phelps and Bell, Inc.
--------------------------------------------------------
 Scott R. Vokey, 47               None.
--------------------------------------------------------

  * Address for all listed persons is 1420 Fifth Avenue, Seattle, WA 98101.

 ** Denotes those Directors who are not "interested persons" of the Corporation as defined under the 1940 Act.

*** Denotes a Director who is an "interested person" of the Corporation under the 1940 Act.

    The Fund's Statement of Additional Information includes additional information about Directors and is available without charge upon request by calling 1-877-BADGLEY.

 26 BADGLEY FUNDS ANNUAL REPORT

DIRECTORS

Graham S. Anderson
Frank S. Bayley
J. Kevin Callaghan
Steven C. Phelps
Madelyn B. Smith

PRINCIPAL OFFICERS

Scott R. Vokey, President
Lisa P. Guzman, Treasurer and Secretary

INVESTMENT ADVISER

BADGLEY, PHELPS AND BELL, INC.
1420 Fifth Avenue
Seattle, Washington 98101

DISTRIBUTOR

RAFFERTY CAPITAL MARKETS, LLC
59 Hilton Avenue, Suite 101
Garden City, New York 11530

CUSTODIAN

U.S. BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND-DISBURSING AGENT

U.S. BANCORP FUND SERVICES, LLC
Third Floor
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSECOOPERS LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin 53202

LEGAL COUNSEL

KIRKLAND & ELLIS
200 East Randolph Street
Chicago, Illinois 60601

                              [BADGLEY FUNDS LOGO]

                              www.badgleyfunds.com
                                 1-877-BADGLEY

THIS REPORT IS NOT AUTHORIZED UNLESS ACCOMPANIED OR PRECEDED BY A PROSPECTUS FOR THE BADGLEY FUNDS.

THE BADGLEY FUNDS ARE DISTRIBUTED BY RAFFERTY CAPITAL MARKETS, LLC.